Revenue, Deferred Revenue and Remaining Performance Obligations - Revenue By Geographic Location (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 112,900	$ 80,667	$ 174,886	$ 120,575
North America
Disaggregation of Revenue [Line Items]
Revenue	96,420	72,075	154,131	108,835
International
Disaggregation of Revenue [Line Items]
Revenue	$ 16,480	$ 8,592	$ 20,755	$ 11,740